Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued Operations
3.	Discontinued operations:

Following the sale of the M/T Wonder Sirius (Note 1), the Company no longer has any Aframax/LR2 vessels. The Company has determined that the disposal of all of its Aframax/LR2 vessels constituted a disposal of an entity’s segment that will have a major effect on the Company’s operations and financial results. In this respect, the results of operations and cash flows of the Aframax/LR2 segment, as well as its assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements. The comparative figures in these consolidated financial statements have been adjusted on the basis of presenting separately the discontinued operations’ figures.

The components of assets and liabilities of discontinued operations in the consolidated balance sheet at December 31, 2024 and December 31, 2025 consisted of the following:

	December 31,	December 31,
	2024	2025
CURRENT ASSETS:
Cash and cash equivalents	$4,836	$3,520
Due from related parties, current	467,701	411,496
Accounts receivable trade, net	—	—
Inventories	—	—
Prepaid expenses and other assets	22,466	1,143
Total current assets of discontinued operations	495,003	416,159

NON-CURRENT ASSETS:
Vessels, net	—	—
Restricted cash	—	—
Deferred charges, net	—	—
Total non-current assets of discontinued operations	—	—

CURRENT LIABILITIES:
Current portion of long-term debt, net	—	—
Accounts payable	65,117	1,436
Accrued liabilities	1,554,646	1,314,066
Total current liabilities of discontinued operations	1,619,763	1,315,502

NON-CURRENT LIABILITIES:
Long-term debt, net	—	—
Total non-current liabilities of discontinued operations	—	—

The components of the income from discontinued operations for the years ended December 31, 2023, 2024 and 2025 in the consolidated statements of comprehensive income consisted of the following:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2024	2025
REVENUES:
Time charter revenues	8,709,215	1,355	—
Voyage charter revenues	552,859	—	—
Pool revenues	46,901,887	604,486	—
Total vessel revenues	56,163,961	605,841	—

EXPENSES:
Voyage expenses (including $724,316, $8,140 and $0 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)	(1,939,564)	(23,675)	133,973
Vessel operating expenses	(11,691,675)	(343,833)	(11,116)
Management fees to related parties	(1,443,009)	(24,936)	—
Depreciation and amortization	(3,475,084)	(35,305)	—
Recovery of provision for doubtful accounts	266,732	—	—
Gain on sale of vessels	90,800,434	19,559,432	—
Total expenses	72,517,834	19,131,683	122,857

Operating income	128,681,795	19,737,524	122,857

OTHER INCOME/(EXPENSES):
Interest and finance costs	(932,438)	(82,878)	(7,656)
Interest income	2,018,804	40,134	—
Foreign exchange (losses)/gains	(8,515)	1,189	13
Total other income/(expenses), net	1,077,851	(41,555)	(7,643)

Net income and comprehensive income from discontinued operations, before taxes	$129,759,646	$19,695,969	$115,214
Income taxes	(303,596)	—	206,173
Net income and comprehensive income from discontinued operations, net of taxes	$129,456,050	$19,695,969	$321,387